COMMITMENTS AND CONTINGENCIES (Details Narrative)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2021 USD ($)	May 01, 2021 ft²	Jun. 15, 2020 USD ($)	Jun. 15, 2020 USD ($)	Jun. 04, 2018 USD ($)	May 25, 2018 USD ($)	May 01, 2018 USD ($) ft²	Oct. 01, 2017 ft²	Jun. 01, 2013 ft²	May 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expense															$ 9,400
Finance lease interest expense											$ 20,013		$ 20,013		$ 2,546
Lease term											31 months		31 months
Effective nterest rate															3.68%
Interest expense											$ 692		$ 1,068		$ 370
Monthly lease payments													6,184		14,957
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expense										$ 1,700
Lease extend term										we executed a one-year lease extension which will expire on April 30, 2022.
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease space for office | ft²		424					424	6,500	86,000
Lease expiration date		Apr. 30, 2022	Aug. 31, 2023				Apr. 30, 2021	Mar. 31, 2024
Rent expense			$ 65,300	$ 65,300			$ 1,600			$ 1,700			9,700
Lease extend term									we executed a three-year lease extension which will expire on August 31, 2023. The renewal base rent payment is $65,300 with a 3% increase every 12 months for the remaining term of the extension.
Long Term Capital Leasing Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finance lease interest expense	$ 24,000
Finance lease monthly payments	$ 755
Lease term	36 months
Effective nterest rate	9.90%
Remaining capital lease arrangements											20,000		20,000		0
Interest expense											$ 696	$ 1,072	$ 696	$ 1,072
Long-Term Capital Leasing Arrangements [Member] | Wells Fargo Equipment Finance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining capital lease arrangements															$ 3,000	$ 18,000
Financing lease costs					$ 44,000	$ 44,000
Monthly lease payments					$ 1,279	$ 1,279
Financing lease term					36 months	36 months
Effective interest rate					4.50%	4.50%